Leases - Schedule of Operating Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Operating Leases [Line Items]
Operating lease Right-of-use assets	¥ 8,581,133	¥ 5,154,258	$ 1,227,086
Operating lease liabilities – current	2,047,880	2,037,862	292,843
Operating lease liabilities – non-current	6,405,503	3,584,743	915,975
Total operating lease liabilities	8,453,383	5,622,605
Finance lease assets
Property, plant and equipment, at cost	327,297	340,768
Accumulated depreciation	(327,297)	(310,426)
Property, plant and equipment, net		30,342
Finance lease liabilities – current		29,847
Finance lease liabilities – non-current
Total finance lease liabilities		29,847
Operating lease expenses:
Operating lease expenses	3,180,646	2,617,024
Short-term lease expenses	734,514	55,514
Total operating lease expenses	3,915,160	2,672,538
Finance lease expenses:
Amortization expenses	30,042	100,116
Interest expenses	1,807	7,227
Total finance lease expenses	31,849	107,343
Total lease expenses	¥ 3,947,009	¥ 2,779,881
Weighted average remaining lease term (years)
Operating leases	12 years 10 months 24 days	4 years 3 months 18 days	12 years 10 months 24 days
Finance leases		3 months 18 days
Weighted average discount rate
Operating leases	4.30%	4.80%	4.30%
Finance leases		8.90%
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 3,437,280	¥ 2,469,045
Operating cash outflows from finance leases (interest payments)	1,807	7,227
Financing cash outflows from finance leases	29,769	119,074
Non-cash information on lease liabilities arising from obtaining ROU assets
Operating leases	8,413,033	1,612,783
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases
Operating leases	¥ 333,685	¥ 145,523